Cover	Oct. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-35475
Entity Registrant Name	ZURN WATER SOLUTIONS CORPORATION
Entity Central Index Key	0001439288
Entity Tax Identification Number	20-5197013
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	511 W. Freshwater Way
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53204
City Area Code	414
Local Phone Number	643-3739
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $.01 par value
Trading Symbol	ZWS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	REXNORD CORPORATION